Concentration and Credit Risk - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 USD ($) customer	Mar. 31, 2015 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net | $	$ 850	$ 500	$ 3,423
Accounts receivable | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, number of customers	0	2
Accounts receivable, net | $		$ 314
Revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, number of customers	0	2
Concentration risk percentage		23.00%
Purchases | Supplier concentration risk
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	42.00%
Concentration risk, number of vendors	1	2